Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 6,494	$ 5,406
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	5,136	4,261
Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,358	1,145
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	6,981	5,874
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	5,554	4,661
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,427	1,213
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(487)	(468)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(418)	(399)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	$ (69)	$ (68)